Fair Value Measurements - Schedule of Plan's Investment Assets at Fair Value on Recurring Basis (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 554,151,430	$ 489,340,962
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	462,699,925	190,968,978
Worthington Steel common shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,381,756	15,402,920
Other Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		11,926,162
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	479,081,681	218,298,060
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	462,699,925	190,968,978
Level 1 | Worthington Steel common shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,381,756	15,402,920
Level 1 | Other Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		11,926,162
Level 1 | Common collective trust funds measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Worthington Steel common shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Other Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 2 | Common collective trust funds measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Worthington Steel common shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Other Common Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 3 | Common collective trust funds measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	479,081,681	218,298,060
Investments Measured at NAV | Common collective trust funds measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 75,069,749	$ 271,042,902